General and administrative expenses	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory
Note 7

General and administrative expenses

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Outsourcing costs 478 451 426
Technology costs 558 502 490
Consulting, legal and audit fees 650 494 465
Real estate and logistics costs 679 507 530
Market data services 400 367 367
Marketing and communication 209 195 171
Travel and entertainment 205 156 66
Litigation, regulatory and similar matters
1
816 348 910
Other 7,123 5,981 6,051
of which: shared services costs charged by UBS Group AG or its subsidiaries 6,203 5,264 5,321
Total general and administrative expenses 11,118 9,001 9,476
1 Reflects the net increase, including recoveries from third parties, in provisions for litigation,

regulatory and similar matters recognized in the income statement. Refer to Note 17 for more information.
General

and

administrative

expenses

increased

by

USD
2,117
m

to

USD
11,118
m,

which

included

integration-related
expenses of USD 491
m, largely reflected in higher consulting and

real estate costs.